As filed with the Securities and Exchange Commission on or about August 3, 2001

                                        Securities Act Registration No. 33-25399
                                Investment Company Act Registration No. 811-5687

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
         Pre-Effective Amendment No.                           [ ]
                                     ------
         Post-Effective Amendment No.   21                     [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
         Amendment No.   25                                         [X]
                                     -------
                        (Check appropriate box or boxes)

                         STRONG COMMON STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                       53051
(Address of Principal Executive Offices)                          (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

      [X] immediately  upon filing pursuant to paragraph (b) of Rule 485
      [ ] on (date) pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
      [ ] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement of Strong Common Stock Fund, Inc., which is currently comprised of three funds, updates the exhibit index. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect the separate Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 18 and 20.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 3rd day of August, 2001.


                            STRONG COMMON STOCK FUND, INC.
                            (Registrant)


                            By:  /S/ ELIZABETH N. COHERNOUR
                            ----------------------------------------------------
                            Elizabeth N. Cohernour, Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF


                                                Chairman of the Board (Principal Executive
/S/ RICHARD S. STRONG                           Officer) and a Director                          August 3, 2001
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/S/ JOHN W. WIDMER                              Accounting Officer)                              August 3, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                         August 3, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         August 3, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         August 3, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         August 3, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         August 3, 2001
-----------------------------------------------
Neal Malicky*


* Susan A. Hollister signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A.


                                           By: /S/ SUSAN A. HOLLISTER
                                           -------------------------------------
                                           Susan A. Hollister

                                  EXHIBIT INDEX

                                                                                              EDGAR
EXHIBIT NO.                                         EXHIBIT                                   EXHIBIT NO.
-----------                                         -------                                   -----------
(d)                Amended and Restated Investment Advisory Agreement                         EX-99.d
(m)                Amended and Restated Rule 12b-1 Distribution Plan                          EX-99.m
(n)                Amended and Restated Rule 18f-3 Multiple Class Plan                        EX-99.n